REVENUE AND SEGMENT INFORMATION - Information about operating segments results (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥) segment	Dec. 31, 2016 CNY (¥) segment	Dec. 31, 2015 segment	Dec. 31, 2018 CNY (¥)
Segment information
Number of reportable operating segments | segment			5	5	5
Total revenue	$ 26,214,843	¥ 180,240,154	¥ 181,020,428	¥ 144,854,582
Total revenue		180,000,001	181,020,428	144,854,582
Segment profit/(loss) before income tax	335,029	2,303,511	3,049,010	1,620,689
Income tax benefit/(expense)	(119,628)	(822,499)	(643,734)	(403,899)
Profit for the year	215,401	1,481,012	2,405,276	1,216,790
Finance income	71,592	492,232	706,690	815,729
Finance costs	(710,130)	(4,882,496)	(5,203,424)	(5,019,908)
Share of profits and losses of joint ventures	(29,009)	(199,452)	8,151	(95,508)
Share of profits and losses of associates	5,721	39,335	(165,249)	115,091
Amortization of land use rights		(107,537)	(91,579)	(99,724)
Depreciation and amortization (excluding the amortization of land use rights)		(7,947,600)	(6,972,550)	(6,900,953)
Gain on disposal of property, plant and equipment and land use rights		101,098	76,739	816,721
Impairment of property, plant and equipment	(1,084)	(7,450)	(16,200)	(57,080)
Changes in fair value gains and losses				154,585
Unrealized gains (loss) on future, forward and option contracts, net		100,967	(131,073)
Realised gain/(loss) on futures, forward and option contracts, net		40,492	(23,951)	(1,290,267)
Gain (loss) on deemed disposal and disposal of subsidiaries		3,517	(325,022)
Gain on disposal of associates			79,408
Dividends from available for sale financial assets				140,929
Impairment losses			(8,134)
Change for impairment of inventories		(353,945)	154,294	1,662,388
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(107,841)	(60,699)	44,005
Gain (loss) on disposal of associates		1,904		128,833
Gain on disposal and dividends of available for sale		109,914
Gain on previously held equity interest remeasured at a acquisition-date fair value		748,086	117,640
Investments in joint ventures	493,542		6,007,624	6,240,200		¥ 3,393,349
Investments in associates	$ 925,527		6,935,030	5,926,533		6,363,462
Capital expenditure in:
Intangible assets		103,304	285,167	344,099
Land use rights		2,838	59,215	20,963
Investment properties				92,267
Property, plant and equipment		9,022,224	9,763,667	8,426,702
Revenue from external customer
Segment information
Total revenue		180,240,154
Total revenue		180,000,001	181,020,428	144,854,582
Self-produced alumina
Segment information
Sales of self- produced products		16,561,000	13,187,000	12,795,000
Self-produced primary aluminum
Segment information
Sales of self- produced products		13,517,000	6,680,000	3,684,000
Self-produced other products
Segment information
Sales of self- produced products		4,376,000	3,292,000	1,814,000
Operating segment
Segment information
Total revenue		247,632,025
Inter-segment elimination
Segment information
Inter-segment revenue		67,632,024	58,973,482	39,632,607
Total revenue		(67,632,024)
Total revenue		(67,632,024)	(58,973,482)	(39,632,607)
Segment profit/(loss) before income tax		198,103	97,575	(318,017)
Alumina | Revenue from external customer
Segment information
Total revenue		14,586,564
Alumina | Operating segment
Segment information
Inter-segment revenue		(29,392,495)	(24,431,939)	(20,508,466)
Total revenue		44,150,937
Total revenue		43,979,059	38,997,261	30,027,317
Segment profit/(loss) before income tax		3,496,381	3,290,945	910,426
Finance income		100,125	233,016	302,230
Finance costs		(399,344)	(708,655)	(1,016,455)
Share of profits and losses of joint ventures		37,377	82,619	(41,367)
Share of profits and losses of associates		(1,141)
Amortization of land use rights		(39,027)	(42,768)	(43,523)
Depreciation and amortization (excluding the amortization of land use rights)		(2,846,051)	(2,781,350)	(2,847,343)
Gain on disposal of property, plant and equipment and land use rights		53,116	47,243	191,364
Impairment of property, plant and equipment			(568)	(35,893)
Realised gain/(loss) on futures, forward and option contracts, net		(716)	3,398	(1,297)
Gain (loss) on deemed disposal and disposal of subsidiaries		7,671
Change for impairment of inventories		(54,463)	79,063	684,271
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		19,320	(17,453)	53,144
Investments in joint ventures			2,809,758	2,631,546		989,840
Investments in associates			90,875	69,000		89,734
Capital expenditure in:
Intangible assets		99,089		336,603
Land use rights		2,786
Investment properties				50,285
Property, plant and equipment		2,564,003	2,642,350	2,455,066
Alumina | Operating segment | Revenue from external customer
Segment information
Total revenue		14,758,442
Total revenue			14,565,322	9,518,851
Alumina | Inter-segment elimination
Segment information
Total revenue		(29,392,495)
Primary aluminum | Revenue from external customer
Segment information
Total revenue		41,313,516
Primary aluminum | Operating segment
Segment information
Inter-segment revenue		(12,457,863)	(10,693,678)	(4,981,936)
Total revenue		53,802,172
Total revenue		53,771,379	47,245,646	35,089,860
Segment profit/(loss) before income tax		(929,298)	826,632	2,183,826
Finance income		54,458	83,996	36,139
Finance costs		(1,131,622)	(1,212,249)	(1,226,821)
Share of profits and losses of joint ventures		8
Share of profits and losses of associates		17,102	(16,887)	958
Amortization of land use rights		(41,175)	(25,120)	(27,464)
Depreciation and amortization (excluding the amortization of land use rights)		(2,954,801)	(2,516,058)	(2,612,308)
Gain on disposal of property, plant and equipment and land use rights		15,211	40,106	361,155
Impairment of property, plant and equipment				(18,239)
Changes in fair value gains and losses				16,778
Unrealized gains (loss) on future, forward and option contracts, net			(17,033)
Realised gain/(loss) on futures, forward and option contracts, net			(47,730)	(271,000)
Gain on disposal of associates			2,792
Change for impairment of inventories		(273,796)	64,734	505,595
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(9,406)	269	(2,465)
Investments in associates			296,357	313,244		558,759
Capital expenditure in:
Intangible assets		753	197	3
Land use rights				26
Investment properties				3,354
Property, plant and equipment		4,602,580	5,533,168	4,203,385
Primary aluminum | Operating segment | Revenue from external customer
Segment information
Total revenue		41,344,309
Total revenue			36,551,968	30,107,924
Primary aluminum | Inter-segment elimination
Segment information
Total revenue		(12,457,863)
Energy | Revenue from external customer
Segment information
Total revenue		7,036,936
Energy | Operating segment
Segment information
Inter-segment revenue		(198,337)	(517,269)	(137,460)
Total revenue		7,235,273
Total revenue		7,235,273	6,250,966	4,519,806
Segment profit/(loss) before income tax		26,020	(171,310)	33,408
Finance income		15,744	44,015	51,897
Finance costs		(1,047,285)	(1,000,767)	(987,422)
Share of profits and losses of joint ventures		(225,377)	(383,263)	(28,312)
Share of profits and losses of associates		(52,368)	(181,667)	87,359
Amortization of land use rights		(9,335)	(15)	(11,172)
Depreciation and amortization (excluding the amortization of land use rights)		(1,962,081)	(1,510,218)	(1,298,483)
Gain on disposal of property, plant and equipment and land use rights		24,780	(12,826)	253,566
Impairment of property, plant and equipment		(7,450)	(15,632)	(2,948)
Realised gain/(loss) on futures, forward and option contracts, net		2,855	1,585
Gain (loss) on deemed disposal and disposal of subsidiaries			(38,397)
Dividends from available for sale financial assets				1,000
Change for impairment of inventories		(7,884)	4,488	159
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(23,327)	(25,119)	(836)
Gain (loss) on disposal of associates		1,904
Gain on disposal and dividends of available for sale		1,000
Gain on previously held equity interest remeasured at a acquisition-date fair value		(3,177)	117,640
Investments in joint ventures			878,196	1,559,966		435,867
Investments in associates			2,170,178	2,351,845		2,064,425
Capital expenditure in:
Intangible assets		2,754	284,509	6,857
Land use rights			27,956	20,937
Property, plant and equipment		1,610,442	1,268,051	1,582,039
Energy | Operating segment | Revenue from external customer
Segment information
Total revenue		7,036,936
Total revenue			5,733,697	4,382,346
Energy | Inter-segment elimination
Segment information
Total revenue		(198,337)
Trading
Segment information
Total revenue		141,979,219
Trading | Revenue from external customer
Segment information
Total revenue		116,608,916
Trading | Operating segment
Segment information
Inter-segment revenue		(25,370,303)	(23,159,115)	(13,906,423)
Sales of self- produced products		34,453,683	23,158,952	18,292,949
Sales of products sourced from external suppliers		82,192,575	100,536,656	82,146,479
Total revenue		142,016,561
Total revenue		141,979,219	146,854,723	114,345,851
Segment profit/(loss) before income tax		779,451	733,731	804,207
Finance income		136,513	192,327	226,941
Finance costs		(366,807)	(467,090)	(329,454)
Share of profits and losses of joint ventures		9,010	1,885
Share of profits and losses of associates		19,375	9,463	(810)
Amortization of land use rights		(18,000)	(6,376)	(15)
Depreciation and amortization (excluding the amortization of land use rights)		(101,705)	(78,724)	(54,724)
Gain on disposal of property, plant and equipment and land use rights		20,036	1,673	2,890
Changes in fair value gains and losses				109,906
Unrealized gains (loss) on future, forward and option contracts, net		100,967	(92,719)
Realised gain/(loss) on futures, forward and option contracts, net		47,601	(24,953)	(457,702)
Gain (loss) on deemed disposal and disposal of subsidiaries			(54,599)
Change for impairment of inventories		(17,802)	722	471,218
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(84,807)	(18,396)	(5,838)
Investments in joint ventures			28,865			77,211
Investments in associates			184,149	146,926		131,691
Capital expenditure in:
Intangible assets		514	372	509
Land use rights		52	25,199
Investment properties				38,628
Property, plant and equipment		101,360	64,005	42,476
Trading | Operating segment | Revenue from external customer
Segment information
Total revenue		116,646,258
Total revenue			123,695,608	100,439,428
Trading | Inter-segment elimination
Segment information
Total revenue		(25,370,303)
Corporate and other operating segments
Segment information
Total revenue		667,095
Corporate and other operating segments | Revenue from external customer
Segment information
Total revenue		454,069
Corporate and other operating segments | Operating segment
Segment information
Inter-segment revenue		(213,026)	(171,481)	(98,322)
Total revenue		667,235
Total revenue		667,095	645,314	504,355
Segment profit/(loss) before income tax		(1,267,146)	(1,728,563)	(1,993,161)
Finance income		185,392	153,336	198,522
Finance costs		(1,937,438)	(1,814,663)	(1,459,756)
Share of profits and losses of joint ventures		(20,470)	306,910	(25,829)
Share of profits and losses of associates		56,367	23,842	27,584
Amortization of land use rights			(17,300)	(17,550)
Depreciation and amortization (excluding the amortization of land use rights)		(82,962)	(86,200)	(88,095)
Gain on disposal of property, plant and equipment and land use rights		(12,045)	543	7,746
Changes in fair value gains and losses				27,901
Unrealized gains (loss) on future, forward and option contracts, net			(21,321)
Realised gain/(loss) on futures, forward and option contracts, net		(9,248)	43,749	(560,268)
Gain (loss) on deemed disposal and disposal of subsidiaries		(4,154)	(232,026)
Gain on disposal of associates			76,616
Dividends from available for sale financial assets				139,929
Change for impairment of inventories			5,287	1,145
Reversal of/(provision for) impairment of receivables, net of bad debts recovered		(9,621)
Gain (loss) on disposal of associates				128,833
Gain on disposal and dividends of available for sale		108,914
Gain on previously held equity interest remeasured at a acquisition-date fair value		751,263
Investments in joint ventures			2,290,805	2,048,688		1,890,431
Investments in associates			4,193,471	3,045,518		¥ 3,518,853
Capital expenditure in:
Intangible assets		194	89	127
Land use rights			6,060
Property, plant and equipment		143,839	256,093	143,736
Corporate and other operating segments | Operating segment | Revenue from external customer
Segment information
Total revenue		454,209
Total revenue			¥ 473,833	¥ 406,033
Corporate and other operating segments | Inter-segment elimination
Segment information
Total revenue		¥ (213,026)